Other current liabilities	12 Months Ended
Dec. 31, 2021
Other current liabilities
Other current liabilities

16. Other current liabilities

in EUR	12/31/2021	12/31/2020
Accrued expenses	135,055	57,519
Social security liabilities	304,864	144,420
Liabilities for remaining leave	613,145	338,219
Tax liabilities other than income taxes	619,172	613,125
Contract liabilities	1,021,095	190,154
Liability for continued services of employees	1,083,000	—
Liabilities due to personnel bonus	2,245,134	1,996,597
Miscellaneous other non‑financial liabilities	1,561,018	560,309
Total	7,582,483	3,900,342

Miscellaneous other current non financial liabilities mainly consist of freight, professional services and office supplies accruals (2021: TEUR 507; 2020: TEUR 291). Additionally included are accruals for audit expenses in the amount of TEUR 840.

The contract liabilities result from advance payments received from customers for goods or services to be provided by the Group.

The liability for continued services of employees results from the acquisition of Germaneers. Please refer to Note 5 for further information.